Business Combinations and Private Placement	12 Months Ended
Mar. 31, 2019
Disclosure Of Business Combinations [Abstract]
Business Combinations and Private Placement
3.	Business Combinations and Private Placement

Edgewater Technologies Inc.

Overview

On March 15, 2018, the Company, Old Alithya, Edgewater, and U.S. Merger Sub, entered into an arrangement agreement, as amended on September 10, 2018 and October 17, 2018, (the “Arrangement Agreement”).

On November 1, 2018, and pursuant to the terms of the Arrangement Agreement, among other things, (i) the Company acquired Old Alithya, by way of a statutory plan of arrangement under the Business Corporations Act (Québec) (the “Arrangement”), and (ii) U.S. Merger Sub merged with and into Edgewater, with Edgewater being the surviving corporation (the “Merger”). The Arrangement and the Merger are, collectively referred to herein, as the “Transaction”.

As consideration for the Arrangement, former shareholders of Old Alithya received, for each common share of Old Alithya (“Old Alithya Common Shares”), held immediately prior to the Transaction, one newly issued Subordinate Voting Shares and, for each multiple voting share of Old Alithya (“Old Alithya Multiple Voting Shares”) held immediately prior to the Transaction, one newly issued Class B multiple voting share of the Company (the “Multiple Voting Shares”). As consideration for the Merger, former shareholders of Edgewater received, for each share of common stock of Edgewater (“Edgewater Common Stock”) held immediately prior to the Transaction, 1.1918 Subordinate Voting Shares of the Company.

Following completion of the Transaction, former shareholders of Old Alithya and Edgewater became shareholders of the Company, and each of Old Alithya and Edgewater became wholly-owned subsidiaries of the Company.

In connection with the Transaction, and pursuant to the terms of the Arrangement Agreement, Edgewater declared to the Edgewater shareholders of record immediately prior to the closing date of the Transaction, a special dividend equal to US $1.15 per share, approximately $22,108,000 (US $16,840,000), in aggregate, in cash. In addition, the exercise price of Edgewater stock options outstanding, immediately prior to the closing date of the Transaction, was reduced by the special dividend amount of US $1.15 per stock option and, upon completion of the Transaction, divided by the 1.1918 equity exchange ratio.

The Transaction was approved by the respective shareholders of Old Alithya and Edgewater on October 25, 2018 and October 29, 2018, respectively.

On October 30, 2018, Old Alithya closed a private placement, where an aggregate 11,736,055 subscription receipts were issued at a price of $4.50 per subscription receipt (the “Offering”). Each subscription receipt automatically converted into an Old Alithya common share, immediately prior to the close of the Transaction, and then exchanged for one Subordinated Voting Share of the Company, pursuant to the Arrangement Agreement. The net proceeds of the Offering were used to reduce indebtedness, fund future growth initiatives and for general corporate purposes. Costs related to the share issuance under the private placement, for the year ended March 31, 2019 of $2,764,885, net of deferred income taxes of $714,000 have been recorded in equity as share issue costs.

3.	Business Combinations and Private Placement (Cont’d)

Purchase Price Allocation

Old Alithya is considered as the acquirer of Edgewater, as the Company was formed only to issue equity instruments to effect the Transaction. In addition, Old Alithya shareholders held the majority of the voting rights of the Company once the Transaction was completed. The Transaction constituted a business combination as Edgewater meets the definition of a business. Since Old Alithya was considered the acquirer, the consolidated financial statements are presented as a continuation of Old Alithya. As such, the comparative figures presented in these consolidated financial statements are those of Old Alithya. The assets acquired and the liabilities assumed were recorded at their fair value at the time of the closing of the Transaction, being November 1, 2018.

The fair value of the assets acquired, liabilities assumed, and the purchase consideration is preliminary pending completion of an independent valuation. Should new information, obtained within one year of the date of acquisition, about the facts and circumstances that existed at the date of the Transaction, result in adjustments to the below amounts, or require additional provisions for conditions that existed at the date of the Transaction, then the fair value will be revised.

For the year ended March 31, 2019, the Company incurred acquisition related costs of approximately $3,929,908. These costs have been recorded in the consolidated statements of operations in business acquisition and integration costs.

The preliminary allocation of the fair value of the assets acquired and the liabilities assumed is detailed as follows:

Acquistion of Edgewater	$
Cash	24,869
Accounts receivable and other receivables	27,705
Income taxes receivable	1,770
Unbilled revenue	1,741
Prepaid	1,076
Current assets	57,161
Property and equipment	510
Intangibles	39,410
Goodwill	47,161
Total assets acquired	144,242

Line of credit	15,749
Accounts payable and accrued liabilities	22,312
Dividend payable	22,108
Deferred revenue	3,751
Current liabilities	63,920
Deferred lease inducements	64
Deferred tax liabilities	1,322
Total liabilities assumed	65,306

Net assets acquired	78,936

Identifiable net assets

The fair value of the accounts receivable and other receivables acquired as part of the acquired business amounted to $27,705,000, with a gross contractual amount of $28,500,000. As at the acquisition date, the Group’s best estimate of the contractual cash flow not expected to be collected amounted to $795,000.

3.	Business Combinations and Private Placement (Cont’d)

Goodwill

The goodwill recognized consists mainly of the future economic value attributable to the profitability of the acquired business, work force and expected synergies from integrating Edgewater into the Group’s existing business. The goodwill will not be deductible for tax purposes.

Consideration transferred

The following table summarizes the acquisition date fair value of each major class of consideration transferred:

$
Issuance of 17,458,348 shares (note 11)	78,364
Stock based payments	572
Total consideration transferred	78,936

The subscription receipt issue price, under the private placement, of $4.50 per subscription receipt, having been determined with third-party investors, can be a reasonable reference for the fair value of the shares issued.

Following the closing of the Transaction, the issued and outstanding stock options of Edgewater were converted (note 11) into stock options of the Company and are deemed to be issued as part of the consideration of the Transaction. Their fair value has been estimated at $572,000 using the Black-Scholes option pricing model with the following assumptions:

Weight average assumptions
Share price	$4.94
Exercise price	$3.52 – $7.61
Risk-free interest rate	1.72% – 2.37%
Expected volatility*	30%
Dividend yield	-
Expected option life (years)	0.04 – 3.19

* Determined on the basis of observed volatility in publicly traded companies operating in similar industries.

Edgewater’s contribution to the Group results

The Edgewater business contributed revenues of approximately $50,229,000, a gross margin of $19,401,000 and a loss of $2,097,000 to the Group for the period November 1, 2018 to March 31, 2019. If the acquisition had occurred on April 1, 2018, consolidated pro-forma revenue and loss before income taxes for the year ended March 31, 2019 would have been $282,386,000 and $17,296,000, respectively. These amounts have been calculated using Edgewater’s results and adjusting for:

•	differences in the accounting policies between the Group and its subsidiaries;
•	the removal of results from business segment not acquired;
•	the removal of transaction costs incurred by Edgewater from April 1, 2018 to November 1, 2018; and
•	the additional amortization that would have been charged assuming the fair value adjustments to intangibles had been applied from April 1, 2018 together with the consequential tax effects.

3.	Business Combinations and Private Placement (Cont’d)

Alithya Digital Technology Corporation (“ADT”) (formerly Systemware Innovation Corporation)

On April 3, 2017, Old Alithya acquired all of the issued and outstanding shares of Systemware Innovation Corporation, "ADT", a Toronto-based information technology and software engineering consulting firm, in order to position itself in the Ontario market. The transaction was completed for total consideration of $21,593,499, cash consideration of $15,703,196 (including a working capital adjustment of $6,195,370), non-interest bearing vendor financing of $5,100,000, with a fair value of $4,465,526 and  1,146,703 Class A shares (note 11) with a value of $1,424,777 (including a working capital adjustment of 122,667 Class A shares of Old Alithya with a value of $466,318). See Note 11 for details.

The goodwill recognized consists mainly of the future economic value associated to the acquired work force and is not deductible for income tax purposes.

Transaction costs of $428,947, consisting of legal and accounting advisory fees have been recorded as acquisition costs and charged to consolidated earnings during the year. The fair value of the assets acquired and the liabilities assumed is detailed as follows:

Acquistion of ADT	$
Cash	2,307
Accounts receivable and other receivables	5,231
Unbilled revenue	812
Prepaid	214
Current assets	8,564
Property and equipment	558
Intangibles	5,658
Goodwill	9,794
Total assets acquired	24,574

Accounts payable and accrued liabilities	1,378
Deferred revenue	109
Current liabilities	1,487
Deferred tax liabilities	1,494
Total liabilities assumed	2,981

Net assets acquired	21,593

The cash outflows associated with the acquisition are summarized as follows:

$
Consideration transferred settled in cash	15,703
Cash acquired	(2,307)
Net cash outflow on acquisition	13,396